Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B	Accumulated Deficit
Balance at Dec. 31, 2022	$ (3,271,305)	$ 51	$ 206	$ (3,271,562)
Balance (in Shares) at Dec. 31, 2022		510,000	2,062,500
Net income (loss)	632,536			632,536
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(5,643,271)			(5,643,271)
Balance at Dec. 31, 2023	(8,282,040)	$ 51	$ 206	(8,282,297)
Balance (in Shares) at Dec. 31, 2023		510,000	2,062,500
Net income (loss)	264,330			264,330
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(803,885)			(803,885)
Balance at Mar. 31, 2024	(8,821,595)	$ 51	$ 206	(8,821,852)
Balance (in Shares) at Mar. 31, 2024		510,000	2,062,500
Balance at Dec. 31, 2023	(8,282,040)	$ 51	$ 206	(8,282,297)
Balance (in Shares) at Dec. 31, 2023		510,000	2,062,500
Net income (loss)	(167,306)			(167,306)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(1,968,370)			(1,968,370)
Balance at Dec. 31, 2024	(10,417,716)	$ 51	$ 206	(10,417,973)
Balance (in Shares) at Dec. 31, 2024		510,000	2,062,500
Net income (loss)	(194,603)			(194,603)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(124,162)			(124,162)
Balance at Mar. 31, 2025	$ (10,736,481)	$ 51	$ 206	$ (10,736,738)
Balance (in Shares) at Mar. 31, 2025		510,000	2,062,500